Pension and Postretirement Benefits (Fair Value Measurements for Postretirement Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 371.7
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.3	3.7	4.2
JP Morgan Core Bond Fund [Member] | Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.2	3.7
Level 1 [Member] | JP Morgan Core Bond Fund [Member] | Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3.2	$ 3.7